EQUITY (Details Narrative) - USD ($)									1 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 16, 2023	Dec. 23, 2021	Mar. 29, 2021	Jun. 23, 2020	Jun. 22, 2020	May 18, 2020	Mar. 15, 2020	Mar. 03, 2020	Nov. 30, 2021	Jun. 30, 2021	Feb. 28, 2021	Feb. 29, 2020	Dec. 31, 2019	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 20, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share														$ 0.001				$ 0.001		$ 0.001	$ 0.001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																		57,000		479,000	648,712
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																				$ 127,000
Common Stock, Shares Authorized														300,000,000				300,000,000		300,000,000	300,000,000
Proceeds from Warrant Exercises																					$ 3,491,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																		$ 4.50		$ 4.50	$ 4.09
Share-Based Payment Arrangement, Noncash Expense														$ 337,000		$ 685,000		$ 685,000	$ 1,457,000	$ 1,638,000	$ 2,030,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award																				90,000
Share-Based Payment Arrangement, Option [Member] | Prof Goldwasser [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																				$ 367,000	$ 255,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																				45,000	83,334
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						229,569		108,880					379,269
Shares Issued, Price Per Share						$ 8.712		$ 8.712					$ 8.712
Sale of Stock, Description of Transaction								Each unit was comprised of two shares of common stock par value $0.001 per share, one Warrant A (as described below) and two Warrants B (as described below)					Each unit was comprised of two shares of common stock par value $0.001 per share, one Warrant A (as described below) and two Warrants B (as described below)
Proceeds from Issuance of Private Placement													$ 3,300,000
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																		$ 142,000
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																				$ 2.76
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																				$ 1,450,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																				1 year 4 months 28 days
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																				110,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																				$ 748,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value																				$ 164,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																				1 year 1 month 24 days
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share																							$ 0.001
Common Stock, Shares Authorized																							225,000,000
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price percentage																				3.00%
Proceeds from Warrant Exercises																				$ 2,000,000	$ 2,000,000
[custom:ExerciseOfWarrantsRequiredToInvestReturnForSharesOfCommonStock]																				250,000
[custom:ExerciseOfWarrantsRequiredNotToInvestReturnForSharesOfCommonStock]																					$ 250,000
Investment C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues			2,469,156
Investors C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10.35
Warrants and Rights Outstanding, Maturity Date			Mar. 31, 2026
Proceeds from Issuance of Common Stock			$ 20,000,000
[custom:CommonStockExceedingPercentage-0]			135.00%
Director [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																					75,855
Board of Directors Chairman [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																				$ 213,000	$ 221,000
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																				400,000	335,987
Employees, Directors and Service Providers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Noncash Expense																				$ 1,487,000	$ 2,030,000
2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																		57,000		479,000	648,712
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsGrantedWeightedAverageRemainingContractualTerm1]																				7 years
2020 Share Incentive Plan [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsGrantedWeightedAverageRemainingContractualTerm1]																				3 years
2020 Share Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsGrantedWeightedAverageRemainingContractualTerm1]																				4 years
2020 Share Incentive Plan [Member] | Employees, Consultants, Directors and Other Service Providers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					401,950							580,890					777,778
2020 Share Incentive Plan [Member] | Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							64,099								1,000,000		777,778
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																				$ 523,000	$ 871,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Description of Transaction						Each unit was comprised of two shares of common stock par value $0.001 per share, one Warrant A (as described below) and two Warrants B (as described below)
Proceeds from Issuance or Sale of Equity						$ 2,000,000		$ 948,000
Sale of Stock, Consideration Received on Transaction						$ 1,900,000		$ 909,000
Warrant A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 5.355		$ 5.355		$ 5.355												$ 5.355
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1		1		1												1
Warrants and Rights Outstanding, Term				12 months		18 months		12 months
[custom:NumberOfWarrantsExercised]									192,220	43,749	37,349						185,271				108,880	332,551
[custom:NumberOfWarrantsUnexercised]																						46,718
Warrants and Rights Outstanding, Maturity Date																						Dec. 30, 2020
Professional Fees																	$ 45,000					$ 53,000
Warrant B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 8.037		$ 8.037		$ 8.037												$ 8.037
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1,000		1		1												1
Warrants and Rights Outstanding, Term				18 months		24 months		18 months													18 months
[custom:NumberOfWarrantsExercised]																	185,271
[custom:NumberOfWarrantsUnexercised]		87,497															573,256				217,760
Warrants and Rights Outstanding, Maturity Date										Jun. 30, 2021							Jun. 30, 2021				Sep. 03, 2021
Stock Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	3,294,117
Shares Issued, Price Per Share	$ 4.25
Stock Issued During Period, Value, New Issues	$ 14,000,000
Stock Purchase Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001
Stock Purchase Agreements [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.50
Line of Credit Facility, Expiration Period	3 years
Letter Agreement [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 4.356
Letter Agreement [Member] | Common Stock [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities				$ 381,136
Stock Issued During Period, Shares, Conversion of Convertible Securities				87,497
Letter Agreement [Member] | Warrant A [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				43,749
Letter Agreement [Member] | Warrant B [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				87,497